COLUMBIA OVERSEAS CORE FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Overseas Core Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.6%

Issuer	Shares	Value ($)
Australia 4.6%
Ansell Ltd.	293,572	4,596,604
Northern Star Resources Ltd.	2,037,389	17,025,048
Paladin Energy Ltd.(a)	8,466,027	5,412,130
Santos Ltd.	2,447,809	11,070,585

Total		38,104,367

Austria 0.6%
Kontron AG	208,691	4,976,443

Brazil 0.5%
JBS S/A	846,402	4,015,296

Canada 3.9%
Cameco Corp.	262,593	12,058,271
Nutrien Ltd.	41,296	2,208,097
Pan American Silver Corp.	266,118	4,167,408
Vermilion Energy, Inc.	333,946	4,217,738
Whitecap Resources, Inc.	1,476,171	10,204,122

Total		32,855,636

Denmark 1.9%
Novo Nordisk A/S	156,897	16,029,328

Finland 1.6%
UPM-Kymmene OYJ	390,374	13,657,009

France 7.2%
AXA SA	343,211	10,701,450
DBV Technologies SA, ADR(a)	150,466	111,345
Eiffage SA	146,025	14,804,110
Safran SA	47,593	8,368,143
Sanofi SA	199,577	18,613,537
TotalEnergies SE	113,128	7,710,716

Total		60,309,301

Germany 1.8%
Duerr AG	155,735	3,432,710
E.ON SE	563,564	7,325,244
KION Group AG	121,036	4,413,829

Total		15,171,783

Greece 0.7%
JUMBO SA	212,743	5,566,961

Common Stocks (continued)

Issuer	Shares	Value ($)
Hong Kong 0.5%
WH Group Ltd.	6,152,402	3,951,538

Indonesia 0.7%
PT Bank Rakyat Indonesia Persero Tbk	18,141,300	6,173,927

Ireland 2.3%
Amarin Corp. PLC, ADR(a)	101,778	79,590
Bank of Ireland Group PLC	752,690	7,047,279
Flutter Entertainment PLC(a)	79,619	12,423,902

Total		19,550,771

Israel 3.1%
Bank Hapoalim BM	1,014,748	8,572,967
Check Point Software Technologies Ltd.(a)	117,179	17,108,134

Total		25,681,101

Japan 23.1%
Amano Corp.	258,200	5,478,093
BayCurrent Consulting, Inc.	247,200	8,295,185
Denso Corp.	341,100	5,353,136
Hitachi Ltd.	101,000	7,022,659
ITOCHU Corp.	413,300	16,068,044
JustSystems Corp.	99,600	2,236,721
Kinden Corp.	276,400	4,151,590
Macnica Holdings, Inc.	306,400	15,167,008
MatsukiyoCocokara & Co.	749,600	12,949,849
Mebuki Financial Group, Inc.	1,912,000	5,768,721
MEITEC Group Holdings, Inc.	115,700	2,242,411
Mitsubishi UFJ Financial Group, Inc.	1,949,400	16,610,191
Otsuka Corp.	302,100	12,308,097
Round One Corp.	1,761,100	7,040,142
Sankyo Co., Ltd.	232,800	10,049,619
Shimamura Co., Ltd.	105,500	11,791,878
Ship Healthcare Holdings, Inc.	465,700	6,579,679
Suntory Beverage & Food Ltd.	183,700	5,783,884
Takeda Pharmaceutical Co., Ltd.	517,877	14,680,743
Takuma Co., Ltd.	334,100	3,689,148
TOPPAN Holdings, Inc.	504,700	11,818,740

2	Columbia Overseas Core Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Overseas Core Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
USS Co., Ltd.	434,800	8,502,162

Total		193,587,700

Netherlands 11.9%
Adyen NV(a)	5,263	6,153,791
ASR Nederland NV	362,406	16,708,202
Heineken NV	116,005	10,619,452
ING Groep NV	1,213,812	17,052,828
Koninklijke Ahold Delhaize NV	500,366	14,490,354
Prosus NV	425,075	14,053,460
Shell PLC	624,013	20,171,131

Total		99,249,218

Norway 1.1%
SalMar ASA	122,401	6,707,441
Yara International ASA	70,283	2,384,368

Total		9,091,809

Russian Federation —%
Lukoil PJSC(b),(c),(d),(e)	33,398	—

Singapore 2.4%
DBS Group Holdings Ltd.	490,000	11,639,795
Venture Corp., Ltd.	919,600	8,614,293

Total		20,254,088

South Africa 0.2%
Impala Platinum Holdings Ltd.	329,099	1,338,188

South Korea 2.4%
Hyundai Home Shopping Network Corp.	54,573	1,814,276
Samsung Electronics Co., Ltd.	213,314	12,028,294
Youngone Corp.	183,271	6,191,928

Total		20,034,498

Sweden 0.1%
Stillfront Group AB(a)	1,020,594	1,134,382

Switzerland 3.0%
Landis+Gyr Group AG(a)	82,403	6,926,019
Nestlé SA, Registered Shares	71,106	8,091,058
Novartis AG, Registered Shares	44,159	4,310,284
UBS AG	214,754	6,068,433

Total		25,395,794

Common Stocks (continued)

Issuer	Shares	Value ($)
Taiwan 3.4%
Fubon Financial Holding Co., Ltd.	5,410,746	11,150,955
Parade Technologies Ltd.	406,000	13,952,315
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	36,073	3,510,264

Total		28,613,534

United Kingdom 13.3%
AstraZeneca PLC, ADR	386,235	24,946,919
British American Tobacco PLC	503,803	16,031,017
Crest Nicholson Holdings PLC	750,064	1,756,533
DCC PLC	220,899	14,933,660
Intermediate Capital Group PLC	226,791	4,495,344
JD Sports Fashion PLC	5,708,100	11,361,670
John Wood Group PLC(a)	737,499	1,303,765
Just Group PLC	3,131,636	3,182,595
Liberty Global Ltd.(a)	632,248	10,647,056
TP Icap Group PLC	3,957,487	9,266,536
Vodafone Group PLC	14,696,839	13,214,937

Total		111,140,032

United States 7.3%
ACADIA Pharmaceuticals, Inc.(a)	24,128	537,572
Broadcom, Inc.	3,750	3,471,487
Burford Capital Ltd.	640,637	8,898,448
Energy Fuels, Inc.(a)	673,971	5,358,069
Insmed, Inc.(a)	83,937	2,100,104
Jazz Pharmaceuticals PLC(a)	86,532	10,230,678
Livent Corp.(a)	364,431	5,014,571
Primo Water Corp.	1,071,723	15,400,660
Roche Holding AG, Genusschein Shares	35,913	9,661,356
Sage Therapeutics, Inc.(a)	29,077	569,328

Total		61,242,273

Total Common Stocks (Cost $770,684,906)		817,124,977

Exchange-Traded Equity Funds 1.2%

	Shares	Value ($)
United States 1.2%
iShares MSCI EAFE ETF	137,412	9,951,377

Total Exchange-Traded Equity Funds (Cost $9,526,526)		9,951,377

Columbia Overseas Core Fund | Third Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Overseas Core Fund, November 30, 2023 (Unaudited)

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(f),(g)	2,238,427	2,237,979

Total Money Market Funds (Cost $2,237,805)		2,237,979

Total Investments in Securities (Cost $782,449,237)		829,314,333

Other Assets & Liabilities, Net		7,761,319

Net Assets		$837,075,652

At November 30, 2023, securities and/or cash totaling $1,300,000 were pledged as collateral.

Investments in derivatives

Forward foreign currency exchange contracts

Currency to be sold		Currency to be purchased		Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,637,000	GBP	3,268,482	USD	Barclays	12/14/2023	—	(60,933)
14,270,865	USD	99,809,000	DKK	Barclays	12/14/2023	311,120	—
15,021,261	USD	12,299,000	GBP	Barclays	12/14/2023	507,170	—
2,447,682	USD	3,358,000	CAD	Citi	12/14/2023	27,430	—
72,128,149	USD	67,625,000	EUR	Citi	12/14/2023	1,517,280	—
13,523,256	USD	22,864,000	NZD	Citi	12/14/2023	557,157	—
33,990,000	ILS	9,001,589	USD	HSBC	12/14/2023	—	(112,766)
2,710,153,000	JPY	18,159,052	USD	HSBC	12/14/2023	—	(151,839)
17,340,122	USD	15,614,000	CHF	HSBC	12/14/2023	511,846	—
7,897,815	USD	10,737,000	SGD	HSBC	12/14/2023	132,615	—
492,327,000	JPY	3,269,487	USD	Morgan Stanley	12/14/2023	—	(56,873)
25,485,759,000	KRW	19,228,730	USD	Morgan Stanley	12/14/2023	—	(484,046)
17,902,000	NOK	1,663,579	USD	Morgan Stanley	12/14/2023	8,519	—
1,067,222,000	TWD	33,288,272	USD	Morgan Stanley	12/14/2023	—	(888,180)
7,359,490	USD	79,803,000	NOK	Morgan Stanley	12/14/2023	18,388	—
11,066,866	USD	122,895,000	SEK	Morgan Stanley	12/14/2023	639,582	—
1,318,000	GBP	1,619,223	USD	State Street	12/14/2023	—	(44,854)
4,910,274	USD	33,738,000	DKK	State Street	12/14/2023	18,811	—
31,555,000	CAD	22,888,648	USD	UBS	12/14/2023	—	(369,881)
3,817,000	EUR	4,156,995	USD	UBS	12/14/2023	181	—
140,587,000	NOK	12,617,993	USD	UBS	12/14/2023	—	(379,435)
17,328,000	SEK	1,637,102	USD	UBS	12/14/2023	—	(13,489)
12,718,062	USD	19,691,000	AUD	UBS	12/14/2023	297,295	—

Total						4,547,394	(2,562,296)

4	Columbia Overseas Core Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Overseas Core Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(d)

As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(g)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	2,640,181	131,352,080	(131,754,447)	165	2,237,979	471	172,711	2,238,427

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Overseas Core Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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